Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	7,650,000
Maximum Aggregate Offering Price	$ 92,029,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,709.27
Rule 457(f)	true
Amount of Securities Received | shares	7,650,000
Value of Securities Received, Per Share	12.03
Value of Securities Received	$ 92,029,500.00
Fee Note MAOP	$ 92,029,500.00
Offering Note	(a) All securities being registered will be issued by Talawar Tx Inc., a Delaware corporation ("Talawar"), in connection with the Business Combination Agreement and the Merger described in the accompanying registration statement and the proxy statement/prospectus included therein. As a result of the Business Combination, Talawar will issue up to 7,650,000 shares of common stock of Talawar, par value $0.00001 per share (the "Talawar Shares"), to shareholders of JATT II Acquisition Corp., a Cayman Islands exempted company. (b) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (c) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) of the Securities Act. Based on the average of the high and low prices of JATT Ordinary Shares on the Nasdaq Stock Market ("Nasdaq") on August 26, 2026.